Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 9,864	$ 10,025
Effect Of Lease Discounting	(1,315)	(1,414)
Lease liabilities	8,549	8,611
Current lease liabilities	2,102	1,747
Non-current lease liabilities	6,447	6,864
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,348	1,949
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,728	1,631
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,232	1,207
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	740	1,005
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	632	682
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,909	2,089
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,275	$ 1,462